Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of deferred tax liabilites
The movements in deferred tax liabilities during the years are as follows:

Unrealised gain on investments HK$

At January 1, 2019	163,357,177
Deferred tax charged to profit or loss during the year (Note 9)	79,556,400

At December 31, 2019 and January 1, 2020	242,913,577
Deferred tax credited to profit or loss during the year (Note 9)	(242,913,577)

At December 31, 2020	—